Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Defiance Large Cap ex-Mag 7 ETF
Shareholder Report [Line Items]
Fund Name	Defiance Large Cap ex-Mag 7 ETF
Class Name	Defiance Large Cap ex-Mag 7 ETF
Trading Symbol	XMAG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Large Cap ex-Mag 7 ETF (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/xmag. You can also request this information by contacting us at 833-333-9383 or by writing to the Defiance Large Cap ex-Mag 7 ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	833-333-9383
Additional Information Website	www.defianceetfs.com/xmag
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Large Cap ex-Mag 7 ETF	$13	0.35%

The Fund commenced operations on October 21, 2024. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.35%
Expenses Short Period Footnote [Text Block]	The Fund commenced operations on October 21, 2024. Expenses for a full reporting period would be higher than the figures shown.
Net Assets	$ 27,193,000
Holdings Count | Holdings	503
Advisory Fees Paid, Amount	$ 15,626
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)

Fund Size (Thousands)	$27,193
Number of Holdings	503
Total Advisory Fee Paid	$15,626
Portfolio Turnover	3%

Holdings [Text Block]	Sectors - Investments (% of Total Net Assets) Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of February 28, 2025)

Top Ten Holdings	(% of Total Net Assets)
Broadcom, Inc.	2.5
Eli Lilly & Co.	2.2
JPMorgan Chase & Co.	2.0
Berkshire Hathaway, Inc. - Class B	1.8
Visa, Inc. - Class A	1.7
Walmart, Inc.	1.7
Mastercard, Inc. - Class A	1.4
Exxon Mobil Corp.	1.3
Costco Wholesale Corp.	1.3
UnitedHealth Group, Inc.	1.2

Defiance Nasdaq 100 Enhanced Options Income ETF
Shareholder Report [Line Items]
Fund Name	Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF
Class Name	Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF
Trading Symbol	QQQY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/qqqy. You can also request this information by contacting us at 833-333-9383 or by writing to the Defiance Nasdaq 100 Enhanced Options & 0DTE Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	833-333-9383
Additional Information Website	www.defianceetfs.com/qqqy
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Nasdaq 100 Enhanced Income Options & 0DTE Income ETF	$50	1.02%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.02%
Material Change Date	Jan. 01, 2025
Net Assets	$ 140,323,000
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 881,940
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)

Fund Size (Thousands)	$140,323
Number of Holdings	8
Total Advisory Fee Paid	$881,940
Portfolio Turnover	0%

Holdings [Text Block]

Security Type - Investments &
Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of February 28, 2025)

Top Holdings	(% of Total Net Assets)
United States Treasury Notes/Bonds	52.6
U.S. Treasury Bills	42.9
First American Government Obligations Fund - Class X, 4.29%	0.6
NASDAQ 100 Index, Expiration: 03/03/2025; Exercise Price: $20,850.00	-0.6

Material Fund Change [Text Block]

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's Prospectus.

Fund Changes

Effective January 1, 2025, the Fund's investment adviser, Tidal Investments LLC (the “Adviser”) has acquired the trading team previously employed by ZEGA Financial LLC (“ZEGA”), the Fund’s sub-adviser.

In connection with this transaction, ZEGA will cease operations as a registered investment adviser and resign as a sub-adviser for the Fund. The Adviser will assume full management responsibilities for the Fund. Under the management of the Adviser, the same portfolio management team previously employed by ZEGA will continue to serve as portfolio managers for the Fund, now as employees of the Adviser.

There are no portfolio manager changes for the Fund and no changes to any of it's investment objectives, principal investment strategies, or fees.

Effective on or about May 27, 2025, the Fund's principal investment strategies will be updated. Under the new principal investment strategies, the Fund will seek to provide current income by maintaining long exposure to its reference index and selling a daily call option spread on that index. Each Fund will target a distribution yield of approximately 30%. This approach is designed to generate consistent income while more fully participating in the gains of the underlying index.

Also effective on or about May 27, 2025, the Fund’s name will change as follows to better reflect its revised investment objective and principal investment strategies: Defiance Nasdaq 100 Target 30 Income ETF.

Material Fund Change Name [Text Block]	Also effective on or about May 27, 2025, the Fund’s name will change as follows to better reflect its revised investment objective and principal investment strategies: Defiance Nasdaq 100 Target 30 Income ETF.
Material Fund Change Strategies [Text Block]	Effective on or about May 27, 2025, the Fund's principal investment strategies will be updated. Under the new principal investment strategies, the Fund will seek to provide current income by maintaining long exposure to its reference index and selling a daily call option spread on that index. Each Fund will target a distribution yield of approximately 30%. This approach is designed to generate consistent income while more fully participating in the gains of the underlying index.
Defiance Nasdaq 100 Income Target ETF
Shareholder Report [Line Items]
Fund Name	Defiance Nasdaq 100 Income Target ETF
Class Name	Defiance Nasdaq 100 Income Target ETF
Trading Symbol	QQQT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Nasdaq 100 Income Target ETF (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/qqqt. You can also request this information by contacting us at 833-333-9383 or by writing to the Defiance Nasdaq 100 Income Target ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	833-333-9383
Additional Information Website	www.defianceetfs.com/qqqt
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Nasdaq 100 Income Target ETF	$55	1.07%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%
Material Change Date	Jan. 01, 2025
Net Assets	$ 21,035,000
Holdings Count | Holdings	4
Advisory Fees Paid, Amount	$ 70,192
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)

Fund Size (Thousands)	$21,035
Number of Holdings	4
Total Advisory Fee Paid	$70,192
Portfolio Turnover	4%

Holdings [Text Block]

Security Type - Investments &
Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of February 28, 2025)

Top Holdings	(% of Total Net Assets)
Invesco QQQ Trust Series 1	99.8
First American Government Obligations Fund - Class X, 4.29%	1.8
Nasdaq 100 Stock Index, Expiration: 03/03/2025; Exercise Price: $20,926.18	0.7
Nasdaq 100 Stock Index, Expiration: 03/03/2025; Exercise Price: $20,884.41	-0.7

Material Fund Change [Text Block]

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's Prospectus.

Fund Changes

Effective January 1, 2025, the Fund's investment adviser, Tidal Investments LLC (the “Adviser”) has acquired the trading team previously employed by ZEGA Financial LLC (“ZEGA”), the Fund’s sub-adviser.

In connection with this transaction, ZEGA will cease operations as a registered investment adviser and resign as a sub-adviser for the Fund. The Adviser will assume full management responsibilities for the Fund. Under the management of the Adviser, the same portfolio management team previously employed by ZEGA will continue to serve as portfolio managers for the Fund, now as employees of the Adviser.

There are no portfolio manager changes for the Fund and no changes to any of it's investment objectives, principal investment strategies, or fees.

Defiance Oil Enhanced Options Income ETF
Shareholder Report [Line Items]
Fund Name	Defiance Oil Enhanced Options Income ETF
Class Name	Defiance Oil Enhanced Options Income ETF
Trading Symbol	USOY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance Oil Enhanced Options Income ETF (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/usoy. You can also request this information by contacting us at 833-333-9383 or by writing to the Defiance Oil Enhanced Options Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	833-333-9383
Additional Information Website	www.defianceetfs.com/usoy
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance Oil Enhanced Options Income ETF	$73	1.39%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	1.39%
Material Change Date	Jan. 01, 2025
Net Assets	$ 29,141,000
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 90,628
Investment Company, Portfolio Turnover	639.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)

Fund Size (Thousands)	$29,141
Number of Holdings	8
Total Advisory Fee Paid	$90,628
Portfolio Turnover	639%

Holdings [Text Block]

Security Type - Investments &
Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of February 28, 2025)

Top Holdings	(% of Total Net Assets)
United States Treasury Notes/Bonds	49.1
U.S. Treasury Bills	39.5
First American Government Obligations Fund - Class X, 4.29%	0.6
United States Oil Fund LP, Expiration: 03/05/2025; Exercise Price: $76.00	-1.7

Material Fund Change [Text Block]

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's Prospectus.

Fund Changes

Effective January 1, 2025, the Fund's investment adviser, Tidal Investments LLC (the “Adviser”) has acquired the trading team previously employed by ZEGA Financial LLC (“ZEGA”), the Fund’s sub-adviser.

In connection with this transaction, ZEGA will cease operations as a registered investment adviser and resign as a sub-adviser for the Fund. The Adviser will assume full management responsibilities for the Fund. Under the management of the Adviser, the same portfolio management team previously employed by ZEGA will continue to serve as portfolio managers for the Fund, now as employees of the Adviser.

There are no portfolio manager changes for the Fund and no changes to any of it's investment objectives, principal investment strategies, or fees.

Defiance R2000 Enhanced Options & 0DTE Income ETF
Shareholder Report [Line Items]
Fund Name	Defiance R2000 Enhanced Options & 0DTE Income ETF
Class Name	Defiance R2000 Enhanced Options & 0DTE Income ETF
Trading Symbol	IWMY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance R2000 Enhanced Options & 0DTE Income ETF (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/iwmy. You can also request this information by contacting us at 833-333-9383 or by writing to the Defiance R2000 Enhanced Options & 0DTE Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	833-333-9383
Additional Information Website	www.defianceetfs.com/iwmy
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance R2000 Enhanced Options & 0DTE Income ETF	$53	1.06%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.06%
Material Change Date	Jan. 01, 2025
Net Assets	$ 109,271,000
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 588,293
Investment Company, Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)

Fund Size (Thousands)	$109,271
Number of Holdings	8
Total Advisory Fee Paid	$588,293
Portfolio Turnover	4%

Holdings [Text Block]

Security Type - Investments &
Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of February 28, 2025)

Top Holdings	(% of Total Net Assets)
United States Treasury Notes/Bonds	53.2
U.S. Treasury Bills	39.6
First American Government Obligations Fund - Class X, 4.29%	3.6
Russell 2000 Index, Expiration: 03/03/2025; Exercise Price: $2,170.00	-0.9

Material Fund Change [Text Block]

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's Prospectus.

Fund Changes

Effective January 1, 2025, the Fund's investment adviser, Tidal Investments LLC (the “Adviser”) has acquired the trading team previously employed by ZEGA Financial LLC (“ZEGA”), the Fund’s sub-adviser.

In connection with this transaction, ZEGA will cease operations as a registered investment adviser and resign as a sub-adviser for the Fund. The Adviser will assume full management responsibilities for the Fund. Under the management of the Adviser, the same portfolio management team previously employed by ZEGA will continue to serve as portfolio managers for the Fund, now as employees of the Adviser.

There are no portfolio manager changes for the Fund and no changes to any of it's investment objectives, principal investment strategies, or fees.

Effective on or about May 27, 2025, the Fund's principal investment strategies will be updated. Under the new principal investment strategies, the Fund will seek to provide current income by maintaining long exposure to its reference index and selling a daily call option spread on that index. Each Fund will target a distribution yield of approximately 30%. This approach is designed to generate consistent income while more fully participating in the gains of the underlying index.

Also effective on or about May 27, 2025, the Fund’s name will change as follows to better reflect its revised investment objective and principal investment strategies: Defiance R2000 Target 30 Income ETF.

Material Fund Change Name [Text Block]	Also effective on or about May 27, 2025, the Fund’s name will change as follows to better reflect its revised investment objective and principal investment strategies: Defiance R2000 Target 30 Income ETF.
Material Fund Change Strategies [Text Block]	Effective on or about May 27, 2025, the Fund's principal investment strategies will be updated. Under the new principal investment strategies, the Fund will seek to provide current income by maintaining long exposure to its reference index and selling a daily call option spread on that index. Each Fund will target a distribution yield of approximately 30%. This approach is designed to generate consistent income while more fully participating in the gains of the underlying index.
Defiance S&P 500 Enhanced Options & 0DTE Income ETF
Shareholder Report [Line Items]
Fund Name	Defiance S&P 500® Enhanced Options & 0DTE Income ETF
Class Name	Defiance S&P 500® Enhanced Options & 0DTE Income ETF
Trading Symbol	WDTE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Defiance S&P 500® Enhanced Options & 0DTE Income ETF (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/wdte. You can also request this information by contacting us at 833-333-9383 or by writing to the Defiance S&P 500® Enhanced Options & 0DTE Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	833-333-9383
Additional Information Website	www.defianceetfs.com/wdte
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance S&P 500® Enhanced Options & 0DTE Income ETF	$52	1.04%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.04%
Material Change Date	Jan. 01, 2025
Net Assets	$ 70,923,000
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 418,149
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)

Fund Size (Thousands)	$70,923
Number of Holdings	8
Total Advisory Fee Paid	$418,149
Portfolio Turnover	3%

Holdings [Text Block]

Security Type - Investments &
Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of February 28, 2025)

Top Holdings	(% of Total Net Assets)
United States Treasury Notes/Bonds	55.3
U.S. Treasury Bills	37.5
First American Government Obligations Fund - Class X, 4.29%	2.9
S&P 500 Index, Expiration: 03/03/2025; Exercise Price: $5,975.00	-0.7

Material Fund Change [Text Block]

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's Prospectus.

Fund Changes

Effective January 1, 2025, the Fund's investment adviser, Tidal Investments LLC (the “Adviser”) has acquired the trading team previously employed by ZEGA Financial LLC (“ZEGA”), the Fund’s sub-adviser.

In connection with this transaction, ZEGA will cease operations as a registered investment adviser and resign as a sub-adviser for the Fund. The Adviser will assume full management responsibilities for the Fund. Under the management of the Adviser, the same portfolio management team previously employed by ZEGA will continue to serve as portfolio managers for the Fund, now as employees of the Adviser.

There are no portfolio manager changes for the Fund and no changes to any of it's investment objectives, principal investment strategies, or fees.

Effective on or about May 27, 2025, the Fund's principal investment strategies will be updated. Under the new principal investment strategies, the Fund will seek to provide current income by maintaining long exposure to its reference index and selling a daily call option spread on that index. Each Fund will target a distribution yield of approximately 30%. This approach is designed to generate consistent income while more fully participating in the gains of the underlying index.

Also effective on or about May 27, 2025, the Fund’s name will change as follows to better reflect its revised investment objective and principal investment strategies: Defiance S&P 500 Target 30 Income ETF.

Material Fund Change Name [Text Block]	Also effective on or about May 27, 2025, the Fund’s name will change as follows to better reflect its revised investment objective and principal investment strategies: Defiance S&P 500 Target 30 Income ETF.
Material Fund Change Strategies [Text Block]	Effective on or about May 27, 2025, the Fund's principal investment strategies will be updated. Under the new principal investment strategies, the Fund will seek to provide current income by maintaining long exposure to its reference index and selling a daily call option spread on that index. Each Fund will target a distribution yield of approximately 30%. This approach is designed to generate consistent income while more fully participating in the gains of the underlying index.
Defiance S&P 500 Income Target ETF
Shareholder Report [Line Items]
Fund Name	Defiance S&P 500® Income Target ETF
Class Name	Defiance S&P 500® Income Target ETF
Trading Symbol	SPYT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Defiance S&P 500® Income Target ETF (the "Fund") for the period September 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.defianceetfs.com/spyt. You can also request this information by contacting us at 833-333-9383 or by writing to the Defiance S&P 500® Income Target ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Website	www.defianceetfs.com/spyt
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Defiance S&P 500® Income Target ETF	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
Material Change Date	Jan. 01, 2025
Net Assets	$ 104,965,000
Holdings Count | Holdings	4
Advisory Fees Paid, Amount	$ 327,402
Investment Company, Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of February 28, 2025)

Fund Size (Thousands)	$104,965
Number of Holdings	4
Total Advisory Fee Paid	$327,402
Portfolio Turnover	22%

Holdings [Text Block]

Security Type - Investments &
Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of February 28, 2025)

Top Holdings	(% of Total Net Assets)
iShares Core S&P 500 ETF	100.3
S&P 500 Index, Expiration: 03/03/2025; Exercise Price: $5,966.41	0.4
First American Government Obligations Fund - Class X, 4.29%	0.1
S&P 500 Index, Expiration: 03/03/2025; Exercise Price: $5,954.50	-0.5

Material Fund Change [Text Block]

This is a summary of certain changes to the Fund. For more complete information, you may review the Fund's Prospectus.

Fund Changes

Effective January 1, 2025, the Fund's investment adviser, Tidal Investments LLC (the “Adviser”) has acquired the trading team previously employed by ZEGA Financial LLC (“ZEGA”), the Fund’s sub-adviser.

In connection with this transaction, ZEGA will cease operations as a registered investment adviser and resign as a sub-adviser for the Fund. The Adviser will assume full management responsibilities for the Fund. Under the management of the Adviser, the same portfolio management team previously employed by ZEGA will continue to serve as portfolio managers for the Fund, now as employees of the Adviser.

There are no portfolio manager changes for the Fund and no changes to any of it's investment objectives, principal investment strategies, or fees.